Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Current	(6,824)	(2,361)	(3,557)
Deferred	(653)	(852)	2,733
Income tax expense	(7,477)	(3,213)	(824)

Included in the Partnership's current income tax expense are provisions for uncertain tax positions relating to freight taxes. The Partnership does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Partnership reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Partnership may change accordingly.

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Net income before income tax expenses	172,081	30,088	49,735
Net income not subject to taxes	(167,667)	(68,675)	(94,106)
Net income (loss) subject to taxes	4,414	(38,587)	(44,371)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,821)	6,833	13,874
Adjustments to valuation allowance and uncertain tax positions	(6,767)	(14,733)	324
Permanent and currency differences	4,592	3,257	(12,507)
Change in tax rates	(3,481)	1,430	(2,515)
Tax expense related to the current year	(7,477)	(3,213)	(824)

The significant components of the Partnership’s deferred tax assets were as follows:

	December 31, 2019 $	December 31, 2018 $
Derivative instruments	2,859	2,793
Taxation loss carryforwards and disallowed finance costs	47,610	49,298
Vessels and equipment	(4,197)	2,192
Other items	9,494	—
	55,766	54,283
Valuation allowance	(54,707)	(52,570)
Net deferred tax assets	1,059	1,713

	December 31, 2019 $	December 31, 2018 $
Deferred income tax assets included in other assets	2,826	1,775
Deferred income tax liabilities included in other long-term liabilities	(1,767)	(62)
Net deferred tax assets	1,059	1,713

The Partnership had tax losses in the United Kingdom (or UK) of $64.5 million as at December 31, 2019 (December 31, 2018 – $67.6 million) that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses and estimated disallowed finance costs in Spain of 110.3 million Euros or approximately $123.7 million (December 31, 2018 – 110.3 million Euros or approximately $126.3 million) and 13.5 million Euros or approximately $15.1 million (December 31, 2018 – 20.7 million Euros or approximately $23.6 million), respectively, at December 31, 2019 of which the tax losses are available indefinitely and the disallowed finance costs are available for 18 years from the year the costs are incurred for offset against future taxable income in Spain. In addition, the Partnership had estimated tax losses in Luxembourg of 114.1 million Euros or approximately $127.9 million as at December 31, 2019 (December 31, 2018 – 109.9 million Euros or approximately $125.7 million) that are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. The tax years 2009 through 2019 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.